Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	2020	2019
	€m	€m
Cash at bank and in hand	1,947	2,434
Repurchase agreements and bank deposits	2,202	2,196
Money market funds[1]	9,135	9,007
Cash and cash equivalents as presented in the statement of financial position	13,284	13,637
Bank overdrafts	(269)	(32)
Cash and cash equivalents held for sale	273	—
Cash and cash equivalents as presented in the statement of cash flows	13,288	13,605

Note:

1	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.